U.S. GLOBAL INVESTORS FUNDS

                        SUPPLEMENT DATED AUGUST 31, 2005
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2004

The prospectus is hereby supplemented to reflect the following changes:


PAGE 14 - SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES
o        Effective November 1, 2005, the Gold Shares Fund and
     World Precious Minerals Fund held less than 30 days (5)         0.50%


GENERAL REFERENCE THROUGHOUT THE PROSPECTUS
All references through the prospectus to short-term trading fees for the Gold Shares Fund and the World Precious Minerals Fund should be changed from 0.25% to 0.50%.